SHARE CAPITAL AND OTHER RESERVES - Changes in share options (Details)	9 Months Ended
	Sep. 30, 2024 shares $ / shares	Sep. 30, 2023 shares $ / shares
Number of share options
Outstanding, beginning balance | shares	3,463,333	1,093,333
Granted | shares	225,000	0
Expired | shares	(66,667)	0
Outstanding, ending balance | shares	3,621,666	1,093,333
Weighted average exercise price
Outstanding, beginning balance | $ / shares	$ 1.06	$ 1.67
Granted | $ / shares	1.00	0
Expired | $ / shares	2.25	0
Outstanding, ending balance | $ / shares	$ 1.03	$ 1.67